ACQUISITIONS - Income Producing Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 18, 2019
Disclosure of detailed information about business combination [line items]
Revenue	$ 273,678	$ 247,483
Net income	382,275	465,357
Investment Properties Transaction Costs Recognised As on Acquisition Date		7,968
Income-producing properties
Disclosure of detailed information about business combination [line items]
Revenue		20,100
Net income		33,200
Revenue of combined entity as if combination occurred at beginning of period		35,400
Net income of combined entity as if combination occurred at beginning of period		56,700
Investment Properties Transaction Costs Recognised As on Acquisition Date	4,100	$ 7,400
Right-of-use assets	20,500
Total acquisition cost	951,065
Pooler GA
Disclosure of detailed information about business combination [line items]
Total acquisition cost	$ 63,271		$ 63,271